Vista Outdoor Inc. - 10-K Receivables	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	Receivables
Our trade accounts receivables are recorded at net realizable value, which includes an appropriate allowance for estimated credit losses as described in Note 1, The Company and Basis of Presentation. We maintain an allowance for credit losses related to accounts receivable for future expected credit losses resulting from the inability or unwillingness of our customers to make required payments. We estimate the allowance based upon historical bad debts, current customer receivable balances, age of customer receivable balances and the customers' financial condition, and in relation to a representative pool of assets consisting of a large number of customers with similar risk characteristics. The allowance is adjusted as appropriate to reflect differences in current conditions as well as changes in forecasted macroeconomic conditions. Receivables that do not share risk characteristics are evaluated on an individual basis, including those associated with customers that have a higher probability of default.
Net receivables are summarized as follows:

	June 30, 2024	March 31, 2024
Trade receivables	$360,625	$357,672
Other receivables	14,846	17,585
Less: allowance for estimated credit losses and discounts	(19,503)	(19,354)
Net receivables	$355,968	$355,903
Walmart represented 14% and 11% of the total trade receivables balance as of June 30, 2024 and March 31, 2024, respectively.
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2024	$19,354
Provision for credit losses	(249)
Write-off of uncollectible amounts, net of recoveries	398
Balance, June 30, 2024	$19,503
Receivables
Our trade accounts receivables are recorded at net realizable value, which includes an appropriate allowance for estimated credit losses as described in Note 1, Significant Accounting Policies. We maintain an allowance for credit losses related to accounts receivable for future expected credit losses resulting from the inability or unwillingness of our customers to make required payments. We estimate the allowance based upon historical bad debts, current customer receivable balances, age of customer receivable balances and the customers' financial condition, and in relation to a representative pool of assets consisting of a large number of customers with similar risk characteristics. The allowance is adjusted as appropriate to reflect differences in current conditions as well as changes in forecasted macroeconomic conditions. Receivables that do not share risk characteristics are evaluated on an individual basis, including those associated with customers that have a higher probability of default.
Net receivables are summarized as follows:

	March 31,
	2024	2023
Trade receivables	$357,672	$349,424
Other receivables	17,585	8,899
Less: allowance for estimated credit losses and discounts	(19,354)	(18,950)
Net receivables	$355,903	$339,373
Walmart represented 11% and 10% of the total trade receivables balance as of March 31, 2024 and 2023, respectively.
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2022	$14,510
Provision for credit losses	2,289
Write-off of uncollectible amounts, net of recoveries	(259)
Purchase accounting (Note 7)	2,410
Balance, March 31, 2023	18,950
Provision for credit losses	1,915
Write-off of uncollectible amounts, net of recoveries	(1,511)
Balance, March 31, 2024	$19,354